FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	3 Months Ended
Mar. 31, 2026
SCHEDULE OF FOREIGN EXCHANGE RISK

	March 31, 2026			March 31, 2025
	USD	Change in currency	Effect on after tax loss	USD	Change in currency	Effect on after tax loss
Net monetary assets	$103,619,836	10%	$14,479,030	$1,299,964	10%	$210,406
Net monetary liabilities	(532,842)	10%	(74,273)	(111,440)	10%	(16,022)

SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS

March 31, 2026	Level 1	Level 3	Total
Cash	$147,339,721	$-	$147,339,721
Equity securities in investee companies	28,571	-	28,571
Derivative liability	-	(329,101)	(329,101)
Total	$147,368,292	$(329,101)	$147,039,191

December 31, 2025	Level 1	Level 3	Total
Cash	$90,156,821	$-	$90,156,821
Equity securities in investee companies	71,429	-	71,429
Derivative liability	-	(492,470)	(492,470)
Total	$90,228,250	$(492,470)	$89,735,780

SCHEDULE OF FAIR VALUE FOR DERIVATIVE LIABILITY

For the fair value of the derivative liability, reasonable possible changes to the expected volatility, the most significant unobservable input would have the following effects:

		Impact on comprehensive loss
Unobservable Inputs	Change	Three months ended March 31, 2026	Year ended December 31, 2025
Volatility	20%	$22,330	$25,437